Condensed Statement Of Operations	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Formation and operating costs	$ 3,572,794
Loss from operations	(3,572,794)
Other income (expense):
Interest income earned on cash and investments held in trust account	30,526
Offering costs allocated to warrants	(570,496)
Change in fair value of warrant liabilities	6,811,133
Total other income	6,271,163
Net income	$ 2,698,369
Common Class A
Other income (expense):
Basic and diluted weighted average shares outstanding | shares	32,705,669
Basic and diluted net income per ordinary share | $ / shares	$ 0.06
Common Class B
Other income (expense):
Basic and diluted weighted average shares outstanding | shares	10,062,500
Basic and diluted net income per ordinary share | $ / shares	$ 0.06